Segment, Geographic and Other Revenue Information - Long-Lived Assets By Geographic Region (Detail) - USD ($) $ in Millions		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net		$ 13,385	[1],[2]	$ 13,865	[1],[2]	$ 13,318
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net		7,089		6,971		6,649
Developed Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	[3]	4,204		4,345		4,228
Developed Rest Of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	[4]	490		632		643
Emerging Markets [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	[5]	$ 1,602		$ 1,917		$ 1,797

[1]	Amounts may not add due to rounding.
[2]	The decrease in total property, plant and equipment is primarily due to depreciation, the reclassification of $675 million to Assets held for sale during the fourth quarter of 2018 (see Note 2C), reductions due to asset impairments largely associated with cost reduction initiatives not associated with acquisitions (see Note 3), and the impact of foreign exchange, partially offset by capital additions.
[3]	Developed Europe region includes the following markets: Western Europe, Scandinavian countries and Finland.
[4]	Developed Rest of World region includes the following markets: Japan, Canada, South Korea, Australia and New Zealand.
[5]	Emerging Markets region includes, but is not limited to, the following markets: Asia (excluding Japan and South Korea), Latin America, Eastern Europe, Africa, the Middle East, Central Europe and Turkey.